Leases - Summary of Lease Liability Activity (Details) - 12 months ended Mar. 31, 2024	GBP (£)	USD ($)
Details of quantitative information about lease liabilities [line items]
Beginning Balance		$ 0
Additions		254,319
Payment of lease liabilities	£ (27,521)	(56,366)
Interest expense on operating lease liabilities		26,347
Ending Balance		$ 224,300